Goodwill and Other Identifiable Intangible Assets (Changes In The Carrying Amount Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012
Changes in the Carrying Amount of Goodwill
Balance beginning	$ 72.1	$ 61.6	$ 73.0
Acquisitions	0.4	8.6
Currency translation	(0.4)	1.9
Balance ending	72.1	72.1	73.0
Carbon Materials & Chemicals [Member]
Changes in the Carrying Amount of Goodwill
Balance beginning	69.6	59.4
Acquisitions	0.1	8.6
Currency translation	(0.3)	1.6
Balance ending	69.4	69.6
Railroad & Utility Products [Member]
Changes in the Carrying Amount of Goodwill
Balance beginning	2.5	2.2
Acquisitions	0.3	0
Currency translation	(0.1)	0.3
Balance ending	$ 2.7	$ 2.5